Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
As of December 31, 2014 and 2015, the gross amount of the equipment and related depreciation and impairment charge recorded under capital and financing lease were as follows:

	Year ended December 31,
	2014	2015
	RMB	RMB	US$

Equipment	505,927	538,417	83,117
Less: accumulated depreciation	(89,076)	(159,612)	(24,640)
Impairment on equipment	—	(90,860)	(14,026)
Net Value	416,851	287,945	44,451

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2015, future minimum payments required under non-cancellable capital and financing lease are:

	RMB	US$
Year ended December 31,
2016	101,888	15,729
2017	67,412	10,407
2018	65,814	10,160
2019	54,496	8,413
2020	42,418	6,548
Thereafter	77,109	11,903
Total minimum lease payments	409,137	63,160
Less: Amount representing interest	78,153	12,065
Present value of net minimum lease payments	330,984	51,095
Current portion	74,893	11,561
Non-current portion	256,091	39,534